Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also provides crew management services to the vessels Magic Wand, Clean Thrasher, Clean Sanctuary, Clean Justice, Suez Protopia, Suez Enchanted, Eco Wildfire, Glorieuse, Clean Nirvana since February 2023, to the vessel Aquadisiac since the end of February 2024, to the vessel Gstaad Grace II (ex. Stealth Haralambos) since the end of February 2024 and up to its sale in April 2024, to the vessel Stealth Berana since April 2023 and up to its sale in July 2023, to the vessel Eco Bushfire since September 2022 and up to the
Spin-off
and to the vessel Eco Angelbay since October 2022 and up to the
Spin-off.
These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for crew management services (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”).
On February 14, 2023, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Glorieuse” and “Eco Wildfire” for a total consideration of $35.5 million (Note 4). The vessels were delivered to the Company on March 27, 2023 and March 28, 2023, respectively. The aggregate purchase price of $18,500,000 of the vessel Glorieuse comprised of $8,500,000 in cash and 13,875 Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”) (Note 8).

On June 21, 2023, the Company completed the
Spin-off
(Note 1), and received 600,000 Series A Perpetual Convertible Preferred shares of C3is, having a liquidation preference of $25 per share and a par value of $0.01 per share. The Company is the holder of all of the issued and outstanding Series A Perpetual Convertible Preferred shares of C3is (Note 1). The Series A Perpetual Convertible Preferred shares do not have voting rights. The Series A Perpetual Convertible Preferred are convertible into common stock of C3is at the Company’s option at any time and from time to time on or after the date that is the date 90 days following the issuance date and currently have a conversion price equal to $1.2573. The conversion price will be further adjusted to the lowest price of issuance of common stock by C3is in any registered offering of common stock of C3is after the original issuance of Series A Perpetual Convertible Preferred Shares. Furthermore, Imperial is entitled to receive cumulative cash dividends, at the annual rate of 5.00% on the stated amount of $25 per share, of the 600,000 Series A Perpetual Convertible Preferred shares, receivable quarterly in arrears on the 15 th
day of January, April, July and October in each year, subject to C3is’s Board of Directors approval. The Company recognized for the six month period ended June 30, 2024 and for the period from June 21, 2023 to June 30, 2023, the amount of $379,167 and $20,833, respectively, which is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
As of December 31, 2023 and June 30, 2024, the aggregate value of investments in C3is amounted to $12,798,500 and $12,796,417, including $162,500 and $160,417 of accrued dividends, respectively and are separately presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2024, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.
On July 7, 2023, the Company entered into a memorandum of agreement with C3is for the disposal of the vessel “Stealth Berana” for an aggregate consideration of $43,000,000. The vessel was delivered to her new owners on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was received in cash, while the remaining amount of $38,700,000 was received in July 2024 and had no stated interest. The Company’s receivable from C3is was recorded at its fair value of $35,700,000 (the “Remaining Selling Price”) on July 14, 2023. Since the collection of the remaining amount of $38,700,000 depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Selling Price of $35,700,000 and the amount of $38,700,000, receivable in July 2024, was accounted for as interest income over the life of the receivable i.e. until July 2024. Interest income amounting to nil and $1,516,436 for the six-month
periods ended June 30, 2023 and 2024, respectively, is included in “Interest income -related party” in the unaudited interim condensed consolidated statements of comprehensive income.
On September 5, 2023, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer (“CEO”) for the acquisition of two tanker vessels for an aggregate purchase price of $71,000,000. On February 18 and 28, 2024 the two tanker vessels “Aquadisiac” and “Gstaad Grace II (ex. Stealth Haralambos)”, respectively, were delivered to the Company.
On May 17, 2024, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of one handysize drybulk vessel and one product tanker vessel for an aggregate
purchase price of $39,000,000. No deposit was paid as of June 30, 2024. The handysize drybulk vessel was delivered to the Company in the third quarter of 2024 (Note 13). The product tanker vessel is expected to be delivered to the Company in the first quarter of 2025.
The current account balance with C3is at June 30, 2024 was a receivable of $39,423,256 (December 31, 2023: $37,906,821). The receivable relates to the outstanding amount for the disposal of the vessel “Stealth Berana” which includes the Remaining Selling Price, accrued interest of $2,879,795 and receivable of $843,461 relating to inventory on board the vessel.
The current account balance with the Manager at June 30, 2024 was a liability of $3,347,049 (December 31, 2023: $2,324,334). The liability mainly represents payments made by the Manager on behalf of the Company.
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2023	2024
Management fees	Management fees – related party	871,640	805,640
Brokerage commissions	Voyage expenses – related party	1,546,799	1,102,384
Superintendent fees	Vessels’ operating expenses – related party	1,000	9,500
Crew management fees	Vessels’ operating expenses – related party	153,333	150,000
Executive compensation	General and administrative expenses	198,000	206,680
Commissions – vessels purchased	Vessels, net	355,000	710,000
Commissions – vessel sold	Net loss on sale of vessel	—	420,000
Rental expense	General and administrative expenses	32,642	38,738